Document and Entity Information	Mar. 19, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001815776
Document Type	8-K
Document Period End Date	Mar. 19, 2024
Entity Registrant Name	Graphite Bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40532
Entity Tax Identification Number	83-4867570
Entity Address, Address Line One	611 Gateway Boulevard
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(502)
Local Phone Number	398-9250
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	GRPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false